PREPAYMENTS AND DEPOSITS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of prepayments and deposits and other receivables

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Non-current assets
Deposits on lease – third parties	105	105

Current assets
Deposits on lease – third parties	393	366
Prepayments – third parties	20	3
Other receivables – third parties	7	7
Other receivables – related parties (Note 16c)	160	160

Total deposits and receivables	580	536